Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shares
Outstanding at beginning of period	35,000	45,000
Expired	(10,000)	(10,000)
Outstanding at end of period		35,000
Exercisable at end of period	25,000
Weighted Average Exercise Price
Outstanding at beginning of period	$ 1.50	$ 1.50
Expired	1.50	1.50
Outstanding at end of period		$ 1.50
Exercisable at end of period	$ 1.50
Weighted Average Remaining Contractual Term
Outstanding	1 year 2 months 30 days	1 year 11 months 15 days
Outstanding at end of period		1 year 2 months 30 days
Exercisable at end of period	6 months
Aggregate Intrinsic Value
Outstanding
Exercisable at end of period